Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the 2016 Employee Stock Purchase Plan
Amount Registered | shares	601,628
Proposed Maximum Offering Price per Unit	4.233
Maximum Aggregate Offering Price	$ 2,546,691.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 351.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. Represents additional shares of common stock reserved for issuance under the Registrant's 2016 Employee Stock Purchase Plan (the "2016 ESPP") resulting from the annual automatic increase in the number of authorized shares reserved for issuance under the 2016 ESPP. The increase was effective as of January 2, 2026. Estimated under Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the common stock as quoted by The Nasdaq Stock Market on February 23, 2026, which date is within five business days prior to the filing of the Registration Statement, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2016 ESPP.